PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,043	$ 847
Less: accumulated depreciation	(622)	(548)
Property and equipment, net	421	299
Computer and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	989	784
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6	15
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	35	34
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 13	$ 14